S000005026 [Member] Expense Example - Ariel Focus Fund	Sep. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	$ 1,083